Other related party disclosures (Details) € / shares in Units, € in Thousands		1 Months Ended	12 Months Ended
	Oct. 18, 2021 shares	May 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 loan	Feb. 28, 2023 shares	Sep. 30, 2021 EUR (€)
Other related party disclosures
Number of shares received | shares	765,223
Number of shares issued | shares								27,027,028
Price per share | € / shares						€ 46.72
Common shares
Other related party disclosures
Price per share | $ / shares					$ 16
Prior VSOP
Other related party disclosures
Number of shares received | shares			777,260	1,524,900
Dietmar Hopp
Other related party disclosures
Number of convertible loans | loan							2
Dietmar Hopp | Common shares
Other related party disclosures
Number of shares issued | shares					100,000,000	100,000,000
Dievini Hopp BioTech holding GmbH & Co. KG
Other related party disclosures
Amount paid			€ 58
Clarentis SRL
Other related party disclosures
Contractual obligation amount									€ 100
BePharBel Manufacturing S.A
Other related party disclosures
Settlement amount		€ 3,900
Amount paid				€ 4,016
Rittershaus Rechtsanwaelte
Other related party disclosures
Notice period for termination at the option			3 months
Consulting fees			€ 518	757		€ 990
Mariola Fotin-Mleczek
Other related party disclosures
Consulting fees			20
Income tax and social security liability receivable			131
Florian von der Mlbe
Other related party disclosures
Income tax and social security liability receivable			559
Dr. Ingmar Hrr
Other related party disclosures
Income tax and social security liability receivable			€ 573
Baron Jean Stephenne
Other related party disclosures
Equity interest held			15.61%
Vincent Stphenne
Other related party disclosures
Equity interest held			1.43%
Antony Blanc | Clarentis SRL
Other related party disclosures
Consulting fees			€ 69	€ 0		€ 0